Acquisitions of and investment in businesses (Tables)	12 Months Ended
Sep. 30, 2023
Acquisition of businesses and purchase accounting
Schedule of purchase price allocation

Balance, September 30, 2021 (current $2,383, long-term $133)	$2,516
Addition from acquisitions	7,155
Accretion of interest	102
Derecognition of purchase price payable	(178)
Payments	(3,817)
Balance, September 30, 2022 (current $5,778)	$5,778
Accretion of interest	128
Addition from acquisitions	1,274
Derecognition of purchase price payable	(640)
Payments	(5,083)
Balance, September 30, 2023 (current $1,457)	$1,457

Great Elm Healthcare, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Accounts receivable	$5,531
Inventory	1,398
Prepaid and other current assets	584
Property, equipment, and right of use assets	13,261
Goodwill	22,826
Intangible assets	47,820
Other assets	161
Accounts payable	(6,085)
Accrued liabilities	(3,845)
Deferred revenue	(1,022)
Equipment loans	(4,259)
Lease liabilities	(2,801)
Net assets acquired	$73,569
Cash paid at closing	$72,689
Cash received from working capital adjustment	(360)
Cash acquired	(820)
Equity issued at closing	2,060
Consideration paid or payable	$73,569

SPC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Accounts receivable	$1,000
Inventory	1,374
Prepaid and other current assets	4
Property, equipment, and right of use assets	2,048
Goodwill	2,335
Intangible assets	2,530
Accounts payable	(1,483)
Accrued liabilities	(197)
Deferred revenue	(212)
Equipment loans	(1,063)
Lease liabilities	(1,142)
Deferred income taxes	(891)
Net assets acquired	$4,303
Cash paid at closing	$3,153
Cash acquired	(124)
Cash to be paid after closing, included in purchase price payable	1,274
Consideration paid or payable	$4,303

Thrift Home Care, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$452
Accounts receivable	165
Inventory	107
Property, equipment, and right of use assets, net	1,158
Goodwill	802
Intangible assets	770
Accounts payable	(140)
Accrued liabilities	(33)
Deferred revenue	(40)
Deferred tax liability	(262)
Loans and leases	(810)
Net assets acquired	$2,169
Cash paid at closing	$1,804
Cash to be paid after closing, included in purchase price payable	365
Consideration paid or payable	$2,169

Heckman Healthcare Services & Supplies, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$169
Accounts receivable	170
Inventory	280
Property, equipment, and right of use assets, net	1,165
Goodwill	965
Intangible assets	90
Accounts payable	(159)
Accrued liabilities	(96)
Deferred revenue	(27)
Deferred tax liability	(122)
Net assets acquired	$2,435
Cash paid at closing	$2,103
Cash to be paid after closing, included in purchase price payable	332
Consideration paid or payable	$2,435

Southeastern Biomedical Services, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Accounts receivable	$112
Inventory	53
Property, equipment, and right of use assets, net	306
Goodwill	225
Intangible assets	270
Accounts payable	(131)
Loans and leases	(138)
Net assets acquired	$697
Cash paid at closing	$600
Cash to be paid after closing, included in purchase price payable	97
Consideration paid or payable	$697

At Home Health Equipment, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$495
Accounts receivable	1,346
Inventory	1,211
Prepaid expenses	71
Property, equipment, and right of use assets, net	2,085
Goodwill	7,868
Intangible assets	4,170
Accounts payable	(600)
Accrued liabilities	(346)
Deferred revenue	(135)
Deferred tax liability	(1,448)
Loans and leases	(1,067)
Net assets acquired	$13,650
Cash paid at closing	$11,978
Cash to be paid after closing, included in purchase price payable	1,672
Consideration paid or payable	$13,650

Good Night Medical, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$42
Accounts receivable	730
Inventory	369
Property, equipment, and right of use assets, net	696
Goodwill	3,277
Intangible assets	3,470
Accounts payable	(1,200)
Accrued liabilities	(166)
Deferred revenue	(39)
Loans and leases	(1,017)
Net assets acquired	$6,162
Cash paid at closing	$4,361
Cash to be paid after closing, included in purchase price payable	1,801
Consideration paid or payable	$6,162

Access Respiratory Home Care, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$417
Accounts receivable	741
Inventory	622
Property, equipment, and right of use assets, net	1,492
Goodwill	1,223
Intangible assets	3,180
Accounts payable	(200)
Accrued liabilities	(319)
Deferred revenue	(90)
Loans and leases	(471)
Net assets acquired	$6,595
Cash paid at closing	$5,347
Cash to be paid after closing, included in purchase price payable	1,248
Consideration paid or payable	$6,595

NorCal Respiratory, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$503
Accounts receivable	315
Inventory	492
Property, equipment, and right of use assets, net	1,044
Goodwill	948
Intangible assets	1,400
Accounts payable	(100)
Accrued liabilities	(67)
Deferred revenue	(93)
Deferred tax liability	(680)
Loans and leases	(682)
Net assets acquired	$3,080
Cash paid at closing	$2,494
Cash to be paid after closing, included in purchase price payable	586
Consideration paid or payable	$3,080

Hometown Medical LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$723
Accounts receivable	665
Inventory	778
Property, equipment, and right of use assets, net	2,187
Goodwill	407
Intangible assets	3,250
Accounts payable	(721)
Accrued liabilities	(66)
Deferred revenue	(129)
Loans and leases	(1,202)
Net assets acquired	$5,892
Cash paid at closing	$4,838
Cash to be paid after closing, included in purchase price payable	1,054
Consideration paid or payable	$5,892